Warrants - Schedule of Outstanding Warrants (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	3,405,479
Weighted Average Exercise Price	$ 33.18
Weighted Average Remaining Contractual Life (in years)	4 years 21 days
Public Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	91,925
Weighted Average Exercise Price	$ 1,150
Weighted Average Remaining Contractual Life (in years)	3 years 10 months 17 days	30 days
February 2024 Series A Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	6,127
Weighted Average Exercise Price	$ 139
Weighted Average Remaining Contractual Life (in years)	2 years 4 months 13 days
September 2024 Series C Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	81,753
Weighted Average Exercise Price	$ 0.04
Weighted Average Remaining Contractual Life (in years)	2 years 11 months 15 days
December 2024 Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	84,061
Weighted Average Exercise Price	$ 5.61
Weighted Average Remaining Contractual Life (in years)	3 years 2 months 23 days
January 2025 Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	163,853
Weighted Average Exercise Price	$ 5.82
Weighted Average Remaining Contractual Life (in years)	3 years 3 months 7 days
February 2025 Pre-funded Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	426,740
Weighted Average Exercise Price	$ 0.0001
Weighted Average Remaining Contractual Life (in years)
February 2025 Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	2,551,020
Weighted Average Exercise Price	$ 1.96
Weighted Average Remaining Contractual Life (in years)	4 years 10 months 9 days